CONTINGENCIES AND COMMITMENTS (Tables)	9 Months Ended
May 31, 2020
Disclosure of contingent liabilities [abstract]
Disclosure of detailed information about commitments [Table Text Block]
Payments Due By Year
	< 1 Year	1 - 3 Years	4 - 5 Years	> 5 Years	Total
Lease Obligations	$80	$167	$63	$—	$310
Convertible Note	1,374	22,051	—	—	23,425
Sprott Facility (Note 5)	2,231	20,495	—	—	22,726
Totals	$3,685	$42,713	$63	$—	$46,461